Performance B.6.1 Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax (charge) credit
Withholding tax	$ (81)	$ (70)	$ (56)
Other income tax relating to the current year	(170)	(165)	(106)
Adjustments in respect of prior years	(10)	(39)	(13)
Current tax expense (income) and adjustments	(261)	(274)	(175)
Deferred tax (charge) credit
Origination and reversal of temporary differences	44	168	72
Effect of change in tax rates	1	0	29
Tax income (expense) before valuation allowances	45	168	101
(Increase)/decrease in unrecognised deferred tax assets and impairment	(209)	(114)	(81)
Deferred tax expense (income)	(164)	54	20
Adjustments in respect of prior years	1	(2)	(3)
Deferred tax expense (income) and adjustments	(163)	52	17
Income Tax Calculation:
Profit before tax	175	238	728
Tax at the weighted average statutory rate	(27)	(47)	(153)
Effect of:
Items taxed at a different rate	10	37	9
Change in tax rates on deferred tax balances	1	0	29
Expenditure not deductible and income not taxable	(121)	1	83
Unrelieved withholding tax	(80)	(68)	(55)
Accounting for associates and joint ventures	13	9	41
Movement in deferred tax on unremitted earnings	(2)	1	(15)
Unrecognized deferred tax assets and impairment of deferred tax assets	(209)	(114)	(138)
Recognition of previously unrecognized deferred tax assets	0	0	57
Adjustments in respect of prior years	(9)	(41)	(16)
Tax expense	$ (424)	$ (222)	$ (158)	[1]
Weighted average statutory tax rate	15.40%	19.70%	21.00%
Effective tax rate	242.30%	93.30%	21.70%
Discontinued operations
Income Tax Calculation:
Profit before tax	$ 4	$ 116	$ 3
Tax at the weighted average statutory rate	(1)	(27)	(1)
Effect of:
Items taxed at a different rate	0	0	0
Change in tax rates on deferred tax balances	0	0	0
Expenditure not deductible and income not taxable	1	26	(4)
Unrelieved withholding tax	0	0	0
Accounting for associates and joint ventures	0	0	0
Movement in deferred tax on unremitted earnings	0	0	0
Unrecognized deferred tax assets and impairment of deferred tax assets	0	(2)	(6)
Recognition of previously unrecognized deferred tax assets	0	0	0
Adjustments in respect of prior years	0	0	(20)
Tax expense	0	(3)	(31)
Aggregate continuing and discontinued operations
Income Tax Calculation:
Profit before tax	179	354	731
Tax at the weighted average statutory rate	(28)	(74)	(154)
Effect of:
Items taxed at a different rate	10	37	9
Change in tax rates on deferred tax balances	1	0	29
Expenditure not deductible and income not taxable	(120)	27	79
Unrelieved withholding tax	(80)	(68)	(55)
Accounting for associates and joint ventures	13	9	41
Movement in deferred tax on unremitted earnings	(2)	1	(15)
Unrecognized deferred tax assets and impairment of deferred tax assets	(209)	(116)	(144)
Recognition of previously unrecognized deferred tax assets	0	0	57
Adjustments in respect of prior years	(9)	(41)	(36)
Tax expense	$ (424)	$ (225)	$ (189)
Weighted average statutory tax rate	15.60%	20.90%	21.10%
Effective tax rate	236.90%	63.60%	25.90%
Bottom of range
Effect of:
Weighted average statutory tax rate	10.00%	10.00%	10.00%
Top of range
Effect of:
Weighted average statutory tax rate	35.00%	35.00%	35.00%

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.